As filed with the Securities and Exchange Commission on February 21, 2008

                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:  811-05631

                        First Pacific Mutual Fund, Inc.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                    2756 Woodlawn Drive, Suite #6-201
                             Honolulu, HI  96822
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Audrey C. Talley
                         Drinker Biddle & Reath LLP
                 One Logan Square, 18th and Cherry Streets
                          Philadelphia, PA  19103
                  ---------------------------------------
                  (Name and address of agent for service)


                              (808) 988-8088
                              --------------
              Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30
                              ---------------

                 Date of reporting period:  December 31, 2007
                              -----------------

Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2007 (Unaudited)

									   Value
	Par Value							(Note 1 (A))
                        HAWAII MUNICIPAL BONDS - 99.65%
		Hawaii County
			General Obligation Bonds - 4.51%
$	  300,000			5.600%,	05/01/11	$	  322,428
	  350,000			5.000%,	07/15/11		  370,989
	  250,000			4.000%,	07/15/13		  258,908
	  500,000			5.000%,	07/15/17		  533,215
	1,000,000			5.625%,	05/15/18		1,044,520
	1,000,000			5.625%,	05/15/19		1,044,520
	1,025,000			5.125%,	07/15/20		1,091,779
	1,250,000			5.125%,	07/15/21		1,331,437
	1,000,000			5.000%,	07/15/22		1,046,640
									7,044,436

		Hawaii State
			General Obligation Bonds - 1.40%
	  135,000			6.000%,	10/01/08		  137,962
	  120,000			5.250%,	04/01/11		  121,858
	  100,000			5.250%,	07/01/12		  108,122
	  150,000			5.000%,	04/01/15		  152,232
	1,575,000			5.000%,	07/01/23		1,659,404
									2,179,578

			Airport Systems Revenue Bonds - 18.51%
   	2,000,000			8.000%,	07/01/11		2,266,660
	  385,000			6.900%,	07/01/12		  416,031
	  785,000			6.900%,	07/01/12		  849,291
  	  250,000			6.375%,	07/01/12		  267,380
	4,580,000			6.500%,	07/01/13		4,901,745
   	4,000,000			6.500%,	07/01/14		4,273,120
	  500,000			6.500%,	07/01/15		  532,790
	3,000,000			5.750%,	07/01/15		3,155,520
	2,500,000			5.750%,	07/01/16		2,621,325
	3,235,000			5.750%,	07/01/17		3,382,387
	6,000,000			5.625%,	07/01/18		6,235,500
								       28,901,749



See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2007 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			Certificates of Participation - # 1 Capital District - 2.19%
$ 	1,000,000			5.000%,	05/01/16	$	1,022,830
	  555,000			5.000%,	05/01/18		  567,671
	1,750,000			5.500%,	05/01/20		1,829,800
									3,420,301

			Certificates of Participation  - Kapolei - 0.16%
 	  250,000			5.250%,	05/01/13		  256,440

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.98%
	  400,000			4.950%,	04/01/12		  424,604
	5,430,000			5.750%,	12/01/18		5,693,952
	  125,000			6.150%,	01/01/20		  129,409
	1,125,000			5.700%,	07/01/20		1,177,931
	  115,000			5.450%,	11/01/23		  115,103
	9,825,000			5.650%,	10/01/27	       10,342,679
	8,085,000			6.200%,	11/01/29		8,523,935
	  400,000			5.100%,	09/01/32		  405,764
	1,380,000			4.650%,	03/01/37		1,261,127
								       28,074,504

			      Chaminade University - 2.14%
	   95,000			4.000%,	01/01/11		   94,867
	2,085,000			5.000%,	01/01/26		2,053,391
	1,270,000 			4.700%,	01/01/31		1,192,035
									3,340,293

                        Hawaii Pacific Health - 0.72%
	1,140,000 			5.600%,	07/01/33		1,117,268

			      Kapiolani Health Care System - 1.76%
	2,525,000			6.400%,	07/01/13		2,753,512

			      Kuakini Hawaii Health System - 4.03%
	2,505,000			5.250%,	01/01/21		2,666,247
	  570,000			6.300%,	07/01/22		  582,705
	3,000,000			6.375%,	07/01/32		3,036,660
									6,285,612





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2007 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			      The Queen's Health Systems - 0.07%
$	  100,000			5.250%,	07/01/23	$	  103,110

				Wilcox Hospital - 2.10%
	  900,000			5.250%,	07/01/13		  910,242
	2,245,000			5.350%,	07/01/18		2,262,129
	  115,000			5.500%,	07/01/28		  114,023
									3,286,394

                  Harbor Capital Improvements Revenue Bonds - 3.55%
	   70,000			5.750%,	07/01/10		   73,743
	  210,000			5.000%,	07/01/10		  217,352
	  150,000			5.000%,	07/01/12		  158,001
	  500,000			5.000%,	01/01/14		  532,710
	1,580,000			5.250%,	01/01/16		1,692,859
	1,665,000			5.375%,	01/01/17		1,795,736
	  500,000			5.500%,	07/01/19		  527,820
	  520,000			5.750%,	07/01/29		  541,934
									5,540,156

			Hawaii Health Systems - 1.50%
	  979,000			3.800%,	02/15/13		  979,137
  	1,370,000			4.700%,	02/15/19		1,370,452
									2,349,589

			Highway Revenue Bonds - 1.37%
	1,000,000			5.000%,	07/01/20		1,068,850
 	1,000,000			5.000%,	07/01/21		1,064,850
									2,133,700

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 3.38%
	  265,000			4.650%,	07/01/12		  268,967
	  445,000			4.800%,	07/01/13		  452,943
	  140,000			5.250%,	07/01/13		  142,600
	  220,000			5.750%,	07/01/30		  225,231
	2,615,000			5.375%,	07/01/33		2,638,326
	1,510,000			5.000%,	07/01/36		1,547,539
									5,275,606

				HCDC Rental Housing
				System Revenue Bonds - 0.06%
	  100,000			3.700%,	01/01/13		   98,756

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2007 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			Department of Hawaiian Homelands - 1.15%
$	1,465,000			4.250%,	07/01/09	$	1,487,224
	  300,000			4.450%,	07/01/11		  307,485
									1,794,709

				Hawaiian Homelands - COP Kapolei - 3.53%
	  210,000			3.750%,	11/01/16		  209,055
	  950,000			4.125%,	11/01/23		  924,626
	1,000,000			4.250%,	11/01/26		  962,280
	3,295,000			5.000%,	11/01/31		3,416,124
									5,512,085

			University Faculty Housing - 2.98%
	  740,000			5.650%,	10/01/16		  741,532
	1,500,000			5.700%,	10/01/25		1,503,165
	2,390,000			5.400%,	07/01/29		2,414,904
									4,659,601

			University of Hawaii - Revenue Bonds - 4.87%
	  300,000			4.300%,	07/15/13		  313,296
	  100,000			4.000%,	07/15/16		  101,883
	  750,000			5.500%,	07/15/16		  820,882
	2,500,000			5.000%,	07/15/29		2,596,675
	3,500,000			5.125%,	07/15/32		3,775,905
									7,608,641

		Honolulu City & County
			Board of Water Supply - 3.92%
	2,545,000			4.750%,	07/01/19		2,648,734
	2,000,000			4.750%,	07/01/20		2,075,740
   	1,000,000			5.000%,	07/01/23		1,044,460
	  325,000			5.250%,	07/01/31		  347,289
									6,116,223

			General Obligation Bonds - 2.18%
	  150,000			4.750%,	02/01/09		  152,339
	  100,000			5.000%,	07/01/09		  102,749
	  170,000			4.850%,	02/01/10		  174,619
	  365,000			6.000%,	11/01/10		  393,605
	  275,000			5.125%,	07/01/15		  284,578
	1,000,000			5.000%,	07/01/23		1,053,590
   	1,185,000			5.000%,	07/01/30		1,242,496
									3,403,976

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2007 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Maunakea Apartments - 4.27%
$	  355,000			5.750%,	11/20/09	$	  362,402
	6,020,000			6.500%,	05/20/41		6,312,873
									6,675,275

				Sunset Villas - 3.27%
	2,955,000			5.600%,	07/20/21		3,053,106
	2,000,000			5.700%,	07/20/31		2,050,600
									5,103,706

			Waste System Revenue - 0.92%
	  200,000			4.400%,	07/01/11		  205,080
	  200,000			5.500%,	07/01/11		  214,740
	  985,000 			4.250%,	07/01/17		1,017,663
									1,437,483

		Kauai County
			General Obligation Bonds - 3.60%
	   35,000			4.125%,	08/01/08		   35,242
	  215,000			4.125%,	08/01/08		  216,303
	  595,000			6.250%,	08/01/19		  641,333
	  695,000			6.250%,	08/01/22		  749,120
	1,065,000			5.000%,	08/01/25		1,090,847
	2,780,000			5.000%,	08/01/27		2,888,198
									5,621,043

			Housing Authority Paanau Project - 0.57%
	  895,000			7.250%,	04/01/12		  886,337

		Maui County
			General Obligation Bonds - 2.96%
	  200,000			4.250%,	03/01/12		  207,792
	  500,000			5.000%,	07/01/20		  534,585
	  500,000			4.500%,	07/01/21		  510,980
	  695,000			4.625%,	07/01/22		  713,411
	  525,000			5.000%,	03/01/23		  550,373
	1,000,000			5.000%,	07/01/23		1,055,910
	1,000,000			5.000%,	07/01/24		1,051,540
									4,624,591

	      Total Hawaii Municipal Bonds (Cost $153,352,318)        155,604,673


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

December 31, 2007 (Unaudited)

									   Value
	Par Value							(Note 1 (A))

                    VIRGIN ISLANDS MUNICIPAL BONDS - 0.25%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%,	10/01/18	$	  122,207

			Public Finance Authority, Series A - 0.17%
	  250,000			5.000%,	07/01/14		  265,762

      Total Virgin Islands Municipal Bonds (Cost $365,665)	  	  387,969




	Total Investments (Cost $153,717,983) (a) 	    99.90%    155,992,642
			Other Assets Less Liabilities 	     0.10%	  158,064
			Net Assets		           100.00%   $156,150,706



   (a) Aggregate cost for federal income tax purposes is $153,717,983.


At December 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	             $  2,957,558
			Gross unrealized (depreciation)	 	         (682,900)
			Net unrealized appreciation	             $  2,274,658
















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2007 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	Hawaii Municipal Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is currently authorized to offer one Class of shares: Investor Shares.

	In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
	Actual results could differ from those estimates.

    	(A)	SECURITY VALUATION
   		Portfolio securities, which are fixed income securities, are valued
		by an independent pricing service using market quotations, prices
		provided by market-makers, or estimates of market values obtained
		from yield data relating to instruments or securities with similar
		characteristics, in accordance with procedures established in good
		faith by the Board of Directors.   Securities with remaining
		maturities of 60 days or less are valued on the amortized cost basis
		as reflecting fair value.  Securities for which market quotations
		are not readily available will be valued at their "fair value" in
		good faith.  For these purposes, "fair value" means the price that
		the Fund Accountant and the Investment Manager reasonably expect the
		Fund could receive from an arm's-length buyer upon the current sale
		of the securities within seven (7) days, after considering all
		appropriate factors and indications of value available to them.
		Such value will be cost if the Investment Manager determines
		such valuation is appropriate after considering a multitude of
		factors in accordance with established procedures.

	(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         	SHAREHOLDERS
		Security transactions are recorded on the trade date.   Interest
		income is recorded on the accrual basis.   Bond discounts and
		premiums are amortized using the interest method.   Distributions to
		shareholders are declared daily and reinvested or paid in cash
		monthly.

(2)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

	In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FAB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the Fund on March 28, 2008 and is to be applied to all open tax years as of the effective date. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2007 (Unaudited)

	In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 20, 2008
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 20, 2008
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 20, 2008
-------------------------------------